Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
ATI, Inc.(1)	7,154	$ 1,410,053
Axon Enterprise, Inc.(1)	3,671	2,057,999
Carpenter Technology Corp.	2,569	1,584,662
Curtiss-Wright Corp.	1,828	1,385,185
FTAI Aviation Ltd.	5,039	1,363,201
HEICO Corp.	4,784	1,704,013
Hexcel Corp.	3,777	377,927
Karman Holdings, Inc.(1)	2,668	133,187
Loar Holdings, Inc.(1)(2)	1,471	118,577
Moog, Inc., Class A	1,346	570,489
Woodward, Inc.	2,952	1,255,899
		$11,961,192
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	6,451	$1,214,981
Expeditors International of Washington, Inc.	7,204	1,174,108
GXO Logistics, Inc.(1)	6,407	324,835
		$2,713,924
Automobile Components — 0.5%
Aptiv PLC(1)	11,751	$721,276
Autoliv, Inc.	4,221	490,354
BorgWarner, Inc.	11,445	759,948
Garrett Motion, Inc.	10,235	370,814
Lear Corp.	2,834	379,926
		$2,722,318
Automobiles — 0.2%
Rivian Automotive, Inc., Class A(1)	44,501	$772,092
		$772,092
Banks — 3.7%
Ameris Bancorp	2,912	$262,837
BOK Financial Corp.	1,070	148,602
Citizens Financial Group, Inc.	18,709	1,310,940
Columbia Banking System, Inc.	13,416	429,983
Commerce Bancshares, Inc.	6,422	370,871
Cullen/Frost Bankers, Inc.	2,509	387,691
East West Bancorp, Inc.	6,093	786,545
F.N.B. Corp.	15,992	305,127
Fifth Third Bancorp	40,175	2,264,665
First Citizens Bancshares, Inc., Class A	354	736,600
First Horizon Corp.	20,007	512,980
Flagstar Bank NA	13,880	207,367
Glacier Bancorp, Inc.	6,156	317,526
Hancock Whitney Corp.	3,845	287,298
Huntington Bancshares, Inc.	89,603	1,588,661
KeyCorp	41,242	950,628
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	6,510	$ 1,549,445
Old National Bancorp	16,028	415,125
Pinnacle Financial Partners, Inc.	6,694	675,291
Popular, Inc.	2,927	480,555
Regions Financial Corp.	38,035	1,148,657
SouthState Bank Corp.	4,360	435,564
UMB Financial Corp.	3,351	478,389
United Bankshares, Inc.	6,409	293,724
Valley National Bancorp	21,823	319,707
Webster Financial Corp.	7,419	566,960
Western Alliance Bancorp	4,646	381,901
Wintrust Financial Corp.	3,002	482,481
Zions Bancorp NA	6,122	423,581
		$18,519,701
Beverages — 0.6%
Celsius Holdings, Inc.(1)	7,181	$210,260
Coca-Cola Consolidated, Inc.	2,577	492,001
Keurig Dr. Pepper, Inc.	60,698	1,986,645
Molson Coors Beverage Co., Class B	6,832	266,175
Primo Brands Corp., Class A	11,610	283,748
		$3,238,829
Biotechnology — 3.7%
Alkermes PLC(1)	8,267	$433,149
Alnylam Pharmaceuticals, Inc.(1)	6,187	1,862,473
Arrowhead Pharmaceuticals, Inc.(1)	6,662	543,020
Biogen, Inc.(1)	7,297	1,576,590
BioMarin Pharmaceutical, Inc.(1)	9,579	548,110
Cytokinetics, Inc.(1)	6,014	512,333
Exelixis, Inc.(1)	12,227	665,271
Halozyme Therapeutics, Inc.(1)	6,122	479,169
Incyte Corp.(1)	8,023	909,487
Insmed, Inc.(1)	10,727	1,143,713
Ionis Pharmaceuticals, Inc.(1)	8,146	645,896
Krystal Biotech, Inc.(1)	1,300	483,171
Madrigal Pharmaceuticals, Inc.(1)	879	471,979
Moderna, Inc.(1)	18,146	1,270,764
Natera, Inc.(1)	6,758	1,834,459
Neurocrine Biosciences, Inc.(1)	4,950	834,248
PTC Therapeutics, Inc.(1)	4,079	332,724
Revolution Medicines, Inc.(1)	9,459	1,771,482
Roivant Sciences Ltd.(1)	21,275	752,922
United Therapeutics Corp.(1)	2,049	1,110,210
Vaxcyte, Inc.(1)	7,163	416,385
		$18,597,555
Broadline Retail — 0.5%
eBay, Inc.	18,919	$2,114,198
Etsy, Inc.(1)	3,892	293,184

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Broadline Retail (continued)
Macy's, Inc.	11,532	$ 271,579
		$ 2,678,961
Building Products — 2.0%
A.O. Smith Corp.	5,436	$ 340,946
AAON, Inc.	3,436	435,891
Advanced Drainage Systems, Inc.	3,584	562,545
Allegion PLC	4,095	575,307
Armstrong World Industries, Inc.	1,788	286,831
Builders FirstSource, Inc.(1)	4,193	375,190
Carlisle Cos., Inc.	2,570	932,267
Carrier Global Corp.	35,295	2,588,888
Lennox International, Inc.	1,575	902,396
Masco Corp.	8,673	705,722
Modine Manufacturing Co.(1)	2,905	775,693
Owens Corning	6,042	960,436
Simpson Manufacturing Co., Inc.	2,068	432,936
Zurn Elkay Water Solutions Corp., Class C	6,680	337,540
		$10,212,588
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	1,097	$371,225
Ameriprise Financial, Inc.	3,998	1,834,122
Ares Management Corp., Class A	9,255	1,030,174
Blue Owl Capital, Inc.(2)	30,447	266,411
Carlyle Group, Inc.	11,708	493,024
Cboe Global Markets, Inc.	4,662	1,131,328
Coinbase Global, Inc., Class A(1)	9,559	1,397,430
Evercore, Inc., Class A	1,660	566,790
FactSet Research Systems, Inc.	2,301	529,414
Franklin Resources, Inc.	12,833	426,954
Galaxy Digital, Inc., Class A(1)	8,799	240,565
Houlihan Lokey, Inc.	2,548	341,763
Interactive Brokers Group, Inc., Class A	19,249	1,675,433
Invesco Ltd.	19,795	522,390
Janus Henderson Group PLC	5,231	271,750
Jefferies Financial Group, Inc.	7,592	379,448
LPL Financial Holdings, Inc.	3,556	1,001,654
Morningstar, Inc.	1,053	164,289
MSCI, Inc.	3,204	1,794,368
Nasdaq, Inc.	19,832	1,563,158
Northern Trust Corp.	8,215	1,428,096
Raymond James Financial, Inc.	7,794	1,184,922
SEI Investments Co.	4,729	414,781
State Street Corp.	12,265	2,080,144
StepStone Group, Inc., Class A	3,552	146,911
Stifel Financial Corp.	6,691	466,831
StoneX Group, Inc.(1)	3,235	383,348
T. Rowe Price Group, Inc.	9,405	1,069,254
TPG, Inc.	5,915	239,853
Tradeweb Markets, Inc., Class A	5,342	532,384
Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	3,665	$ 218,324
		$ 24,166,538
Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	11,118	$ 380,458
Celanese Corp.	4,957	228,022
Eastman Chemical Co.	5,448	364,907
Element Solutions, Inc.	11,739	560,537
International Flavors & Fragrances, Inc.	12,498	990,092
Mosaic Co.	16,556	350,822
PPG Industries, Inc.	11,077	1,343,529
RPM International, Inc.	6,305	700,801
Solstice Advanced Materials, Inc.	7,939	703,395
		$5,622,563
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.(1)	2,610	$779,737
Copart, Inc.(1)	42,914	1,209,746
MSA Safety, Inc.	1,664	290,501
Tetra Tech, Inc.	12,565	363,003
Veralto Corp.	12,709	1,127,034
		$3,770,021
Communications Equipment — 0.5%
F5, Inc.(1)	3,062	$1,273,670
Viasat, Inc.(1)	7,338	659,026
Viavi Solutions, Inc.(1)	13,719	655,082
		$2,587,778
Construction & Engineering — 1.7%
AECOM	6,878	$480,084
Arcosa, Inc.	2,538	368,746
Argan, Inc.	702	560,582
Dycom Industries, Inc.(1)	1,543	780,125
EMCOR Group, Inc.	2,094	1,737,769
Granite Construction, Inc.	2,291	362,161
IES Holdings, Inc.(1)	487	357,780
MasTec, Inc.(1)	3,190	1,327,231
MYR Group, Inc.(1)	805	402,822
Primoris Services Corp.	2,843	281,798
Sterling Infrastructure, Inc.(1)	1,549	1,300,169
Valmont Industries, Inc.	961	555,074
		$8,514,341
Construction Materials — 0.6%
Amrize Ltd.(1)	25,203	$1,343,320
Vulcan Materials Co.	6,139	1,811,066
		$3,154,386

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc.	13,675	$ 628,366
Credit Acceptance Corp.(1)(2)	279	177,651
FirstCash Holdings, Inc.	1,856	401,490
OneMain Holdings, Inc.	4,724	288,022
SoFi Technologies, Inc.(1)	57,370	1,028,644
Synchrony Financial	14,958	1,137,556
		$ 3,661,729
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	16,888	$228,495
BJ's Wholesale Club Holdings, Inc.(1)	5,365	467,935
Casey's General Stores, Inc.	1,756	1,395,651
Dollar General Corp.	9,392	1,081,113
Dollar Tree, Inc.(1)	8,023	970,382
Kroger Co.	28,879	1,603,651
Maplebear, Inc.(1)	8,757	414,644
Performance Food Group Co.(1)	7,402	827,470
Sprouts Farmers Market, Inc.(1)	4,688	396,511
Sysco Corp.	22,687	1,896,179
Target Corp.	19,257	2,515,157
U.S. Foods Holding Corp.(1)	10,467	1,070,251
		$12,867,439
Containers & Packaging — 1.3%
Amcor PLC	22,996	$996,876
AptarGroup, Inc.	3,064	383,613
Avery Dennison Corp.	3,808	618,229
Ball Corp.	13,268	827,923
Crown Holdings, Inc.	5,552	620,825
International Paper Co.	25,974	989,609
Packaging Corp. of America	4,289	1,021,983
Smurfit Westrock PLC	25,973	1,201,511
		$6,660,569
Distributors — 0.3%
Genuine Parts Co.	5,656	$667,295
LKQ Corp.	10,146	267,144
Pool Corp.	1,509	324,284
		$1,258,723
Diversified Consumer Services — 0.1%
Service Corp. International	8,320	$631,987
		$631,987
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	10,361	$309,276
W.P. Carey, Inc.	11,447	818,460
		$1,127,736
Security	Shares	Value
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc.(1)(2)	11,343	$ 1,007,939
Globalstar, Inc.(1)	3,009	244,601
Lumen Technologies, Inc.(1)	53,860	413,645
		$ 1,666,185
Electric Utilities — 1.8%
Alliant Energy Corp.	13,378	$ 1,020,608
Evergy, Inc.	11,798	1,019,701
Eversource Energy	19,437	1,404,712
Exelon Corp.	46,238	2,155,615
IDACORP, Inc.	2,706	409,418
Portland General Electric Co.	5,512	285,687
TXNM Energy, Inc.	5,133	291,452
Xcel Energy, Inc.	27,893	2,239,808
		$8,827,001
Electrical Equipment — 2.3%
Acuity, Inc.	1,455	$548,040
AMETEK, Inc.	10,148	2,455,207
EnerSys	1,501	350,964
Generac Holdings, Inc.(1)	2,890	846,221
Hubbell, Inc.	2,618	1,369,738
Nextpower, Inc., Class A(1)	7,377	878,896
nVent Electric PLC	7,965	1,350,944
Regal Rexnord Corp.	3,312	788,885
Rockwell Automation, Inc.	4,960	2,455,597
Sensata Technologies Holding PLC	7,268	346,974
		$11,391,466
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	1,884	$702,487
Arrow Electronics, Inc.(1)	2,301	491,056
Avnet, Inc.	3,549	315,222
CDW Corp.	7,162	1,007,264
Cognex Corp.	7,897	571,901
Flex Ltd.(1)	15,933	2,582,261
Jabil, Inc.	4,876	1,879,600
Keysight Technologies, Inc.(1)	7,370	2,580,016
Littelfuse, Inc.	1,250	569,162
Novanta, Inc.(1)	1,792	290,734
Plexus Corp.(1)	1,501	451,306
Ralliant Corp.	5,640	415,273
Sanmina Corp.(1)	2,861	724,062
TD SYNNEX Corp.	3,183	850,943
Teledyne Technologies, Inc.(1)	2,284	1,523,200
TTM Technologies, Inc.(1)	5,704	1,066,762
Vishay Intertechnology, Inc.	6,993	376,084
Zebra Technologies Corp., Class A(1)	2,668	702,378
		$17,099,711

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.4%
Electronic Arts, Inc.	10,229	$ 2,097,354
Liberty Media Corp.-Liberty Formula One, Class A(1)	14,251	1,247,532
Madison Square Garden Sports Corp.(1)	1,053	423,137
Roku, Inc.(1)	7,320	1,011,185
Take-Two Interactive Software, Inc.(1)	8,071	2,017,589
Warner Music Group Corp., Class A	8,980	243,089
		$ 7,039,886
Financial Services — 2.0%
Affirm Holdings, Inc.(1)	15,548	$1,267,940
Corebridge Financial, Inc.	12,507	358,076
Corpay, Inc.(1)	3,371	1,123,453
Equitable Holdings, Inc.	12,599	552,844
Fidelity National Information Services, Inc.	27,932	1,085,996
Fiserv, Inc.(1)	26,406	1,295,214
Jack Henry & Associates, Inc.	4,012	552,613
Jackson Financial, Inc., Class A	3,106	318,023
PayPal Holdings, Inc.	41,157	1,777,159
Rocket Cos., Inc., Class A(1)	43,248	681,156
Toast, Inc., Class A(1)	27,437	763,297
Voya Financial, Inc.	4,100	371,173
		$10,146,944
Food Products — 1.3%
Bunge Global SA	5,999	$640,273
Campbell's Co.(2)	10,637	236,886
Conagra Brands, Inc.	24,078	324,090
Darling Ingredients, Inc.(1)	7,226	394,684
General Mills, Inc.	25,486	886,913
Hershey Co.	6,982	1,224,992
Hormel Foods Corp.	12,885	319,806
Ingredion, Inc.	2,795	264,714
J.M. Smucker Co.	4,780	537,750
Kraft Heinz Co.	40,826	964,310
Lamb Weston Holdings, Inc.	6,898	297,856
McCormick & Co., Inc.	12,717	641,191
		$6,733,465
Gas Utilities — 0.2%
New Jersey Resources Corp.	5,313	$297,741
Southwest Gas Holdings, Inc.	3,927	348,246
UGI Corp.	11,264	389,059
		$1,035,046
Ground Transportation — 1.3%
Avis Budget Group, Inc.(1)(2)	984	$145,465
J.B. Hunt Transport Services, Inc.	4,096	1,185,505
Knight-Swift Transportation Holdings, Inc.	8,884	691,797
Landstar System, Inc.	1,913	395,628
Old Dominion Freight Line, Inc.	8,497	1,840,450
Security	Shares	Value
Ground Transportation (continued)
Ryder System, Inc.	2,106	$ 555,500
Saia, Inc.(1)	1,499	631,319
XPO, Inc.(1)	5,981	1,227,839
		$ 6,673,503
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.(1)	3,472	$ 585,587
Baxter International, Inc.	25,791	549,864
Becton Dickinson & Co.	12,776	1,933,392
Cooper Cos., Inc.(1)	9,737	698,240
DexCom, Inc.(1)	18,911	1,273,656
Edwards Lifesciences Corp.(1)	25,478	2,304,740
GE HealthCare Technologies, Inc.	22,622	1,448,034
Glaukos Corp.(1)	2,952	412,572
Globus Medical, Inc., Class A(1)	5,684	449,093
IDEXX Laboratories, Inc.(1)	3,588	1,888,867
Insulet Corp.(1)	3,477	529,373
Lantheus Holdings, Inc.(1)	3,195	354,453
Penumbra, Inc.(1)	1,921	606,556
ResMed, Inc.	7,170	1,397,290
STERIS PLC	4,863	1,024,002
Teleflex, Inc.	2,012	255,041
Zimmer Biomet Holdings, Inc.	9,670	832,490
		$16,543,250
Health Care Providers & Services — 2.0%
Centene Corp.(1)	24,084	$1,545,952
Chemed Corp.	608	283,170
DaVita, Inc.(1)	1,641	365,090
Encompass Health Corp.	4,944	499,739
Ensign Group, Inc.	2,847	456,374
Guardant Health, Inc.(1)	6,360	954,191
HealthEquity, Inc.(1)	4,646	419,627
Henry Schein, Inc.(1)	4,892	408,580
Humana, Inc.	5,680	2,256,209
Labcorp Holdings, Inc.	4,081	1,142,680
Molina Healthcare, Inc.(1)	2,589	592,104
Quest Diagnostics, Inc.	5,504	1,166,573
		$10,090,289
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	8,935	$472,215
CareTrust REIT, Inc.	12,282	495,579
Healthcare Realty Trust, Inc.	18,120	365,480
Healthpeak Properties, Inc.	35,783	765,756
Omega Healthcare Investors, Inc.	15,457	736,990
Ventas, Inc.	22,420	1,990,896
		$4,826,916

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	7,679	$ 1,362,792
		$ 1,362,792
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	34,997	$ 829,779
Ryman Hospitality Properties, Inc.	3,213	413,031
		$ 1,242,810
Hotels, Restaurants & Leisure — 1.8%
Aramark	12,046	$ 685,417
Brinker International, Inc.(1)	2,134	358,512
Cava Group, Inc.(1)	4,578	359,281
Chipotle Mexican Grill, Inc.(1)	59,112	2,009,808
Darden Restaurants, Inc.	5,463	1,125,433
Domino's Pizza, Inc.	1,639	485,209
Hyatt Hotels Corp., Class A	2,436	472,194
Life Time Group Holdings, Inc.(1)	10,114	413,056
Texas Roadhouse, Inc.	3,156	609,834
Wyndham Hotels & Resorts, Inc.	4,536	381,977
Yum! Brands, Inc.	12,766	2,040,773
		$8,941,494
Household Durables — 1.5%
D.R. Horton, Inc.	11,929	$1,942,995
Installed Building Products, Inc.	1,234	283,623
Lennar Corp., Class A	11,434	1,034,663
NVR, Inc.(1)	133	906,182
PulteGroup, Inc.	9,803	1,345,070
Somnigroup International, Inc.	8,745	685,608
Toll Brothers, Inc.	4,823	794,589
TopBuild Corp.(1)	1,247	442,099
		$7,434,829
Household Products — 0.6%
Church & Dwight Co., Inc.	10,148	$983,138
Clorox Co.	5,202	496,479
Kimberly-Clark Corp.	14,180	1,556,539
		$3,036,156
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	37,035	$542,933
Brookfield Renewable Corp.	7,823	290,390
Clearway Energy, Inc., Class C	5,012	171,310
Ormat Technologies, Inc.	3,062	333,452
		$1,338,085
Industrial REITs — 0.4%
EastGroup Properties, Inc.	2,845	$576,198
First Industrial Realty Trust, Inc.	6,429	394,162
Rexford Industrial Realty, Inc.	10,959	367,126
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	10,366	$ 394,530
Terreno Realty Corp.	5,488	355,458
		$ 2,087,474
Insurance — 5.1%
Aflac, Inc.	20,199	$ 2,368,333
American Financial Group, Inc.	3,174	444,170
American International Group, Inc.	23,561	1,756,001
Arch Capital Group Ltd.(1)	15,182	1,473,565
Arthur J. Gallagher & Co.	11,232	2,578,530
Assurant, Inc.	2,212	593,988
Axis Capital Holdings Ltd.	3,318	356,486
Brown & Brown, Inc.	17,404	1,116,467
Cincinnati Financial Corp.	6,771	1,253,583
Everest Group Ltd.	1,861	664,805
First American Financial Corp.	6,075	416,684
Hanover Insurance Group, Inc.	1,461	312,829
Hartford Insurance Group, Inc.	12,175	1,613,431
Kinsale Capital Group, Inc.	907	299,138
Markel Group, Inc.(1)	547	1,068,296
MetLife, Inc.	24,169	2,044,939
Old Republic International Corp.	9,491	388,372
Primerica, Inc.	1,300	369,460
Principal Financial Group, Inc.	9,583	1,032,856
Prudential Financial, Inc.	15,436	1,666,008
Reinsurance Group of America, Inc.	2,936	624,340
RenaissanceRe Holdings Ltd.	1,877	594,821
Ryan Specialty Holdings, Inc.	4,389	165,729
Unum Group	7,112	635,813
W.R. Berkley Corp.	10,328	728,434
Willis Towers Watson PLC	4,201	1,098,015
		$25,665,093
Interactive Media & Services — 0.4%
Pinterest, Inc., Class A(1)	33,324	$700,803
Reddit, Inc., Class A(1)	7,229	1,254,810
Snap, Inc., Class A(1)	64,252	285,279
		$2,240,892
IT Services — 1.9%
Akamai Technologies, Inc.(1)	7,800	$922,038
Amdocs Ltd.	6,086	307,586
Cognizant Technology Solutions Corp., Class A	24,278	940,287
CoreWeave, Inc., Class A(1)	12,398	1,234,097
DigitalOcean Holdings, Inc.(1)	4,705	738,826
Gartner, Inc.(1)	3,783	490,353
GoDaddy, Inc., Class A(1)	7,432	630,828
MongoDB, Inc.(1)	3,986	1,338,897
Twilio, Inc., Class A(1)	7,590	1,566,045

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
VeriSign, Inc.	4,671	$ 1,175,037
		$ 9,343,994
Leisure Products — 0.1%
Hasbro, Inc.	6,080	$ 502,147
		$ 502,147
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	13,240	$ 1,758,669
Avantor, Inc.(1)	34,917	345,678
Bio-Rad Laboratories, Inc., Class A(1)	822	241,348
Bio-Techne Corp.	7,882	556,863
Bruker Corp.	6,053	364,270
Charles River Laboratories International, Inc.(1)	2,403	544,976
Illumina, Inc.(1)	7,533	1,324,527
IQVIA Holdings, Inc.(1)	8,206	1,585,563
Medpace Holdings, Inc.(1)	1,159	613,795
Mettler-Toledo International, Inc.(1)	1,002	1,280,065
Repligen Corp.(1)	2,708	369,480
Revvity, Inc.	5,590	621,944
Waters Corp.(1)	4,627	1,735,310
West Pharmaceutical Services, Inc.	3,506	1,258,654
		$12,601,142
Machinery — 5.5%
AGCO Corp.	2,806	$335,878
Allison Transmission Holdings, Inc.	3,897	439,348
Chart Industries, Inc.(1)	2,376	496,441
CNH Industrial NV	41,131	461,901
Donaldson Co., Inc.	5,468	490,862
Dover Corp.	6,648	1,491,013
Enpro, Inc.	1,060	399,546
ESAB Corp.	2,633	259,693
ESCO Technologies, Inc.	1,299	454,702
Federal Signal Corp.	2,887	370,951
Flowserve Corp.	5,995	444,589
Fortive Corp.	15,158	926,002
Gates Industrial Corp. PLC(1)	12,615	352,842
Graco, Inc.	8,246	623,480
IDEX Corp.	3,687	836,765
Ingersoll Rand, Inc.	19,412	1,591,590
ITT, Inc.	4,436	877,263
JBT Marel Corp.	2,688	389,760
Lincoln Electric Holdings, Inc.	2,695	715,550
Middleby Corp.(1)	2,126	365,693
Mueller Industries, Inc.	5,413	665,420
Nordson Corp.	2,624	791,635
Oshkosh Corp.	3,116	478,244
Otis Worldwide Corp.	19,062	1,364,839
PACCAR, Inc.	22,493	2,701,859
Pentair PLC	8,055	617,496
Security	Shares	Value
Machinery (continued)
RBC Bearings, Inc.(1)	1,551	$ 998,937
Snap-on, Inc.	2,553	1,027,327
SPX Technologies, Inc.(1)	2,430	595,763
Stanley Black & Decker, Inc.	7,765	730,842
Terex Corp.	5,675	410,813
Timken Co.	2,982	433,344
Toro Co.	4,574	445,599
Watts Water Technologies, Inc., Class A	1,291	505,362
Westinghouse Air Brake Technologies Corp.	7,701	2,076,190
Xylem, Inc.	11,784	1,392,987
		$27,560,526
Media — 0.8%
Charter Communications, Inc., Class A(1)	5,025	$714,605
New York Times Co., Class A	9,720	680,206
Omnicom Group, Inc.	15,646	1,139,498
Paramount Skydance Corp., Class B	18,200	179,452
Sirius XM Holdings, Inc.	12,220	360,979
Trade Desk, Inc., Class A(1)	23,788	430,087
Versant Media Group, Inc.	8,766	315,664
		$3,820,491
Metals & Mining — 1.3%
Commercial Metals Co.	9,017	$565,817
Hecla Mining Co.	45,870	707,774
MP Materials Corp.(1)(2)	11,177	626,024
Nucor Corp.	9,855	2,195,201
Reliance, Inc.	2,883	1,077,089
Steel Dynamics, Inc.	6,358	1,458,906
		$6,630,811
Mortgage REITs — 0.3%
AGNC Investment Corp.(2)	51,450	$560,805
Annaly Capital Management, Inc.	32,813	733,699
Starwood Property Trust, Inc.	14,216	232,858
		$1,527,362
Multi-Utilities — 3.3%
Ameren Corp.	13,724	$1,551,361
CMS Energy Corp.	15,904	1,216,656
Consolidated Edison, Inc.	17,228	1,905,934
Dominion Energy, Inc.	38,072	2,599,937
DTE Energy Co.	10,325	1,573,220
NiSource, Inc.	24,752	1,176,958
Public Service Enterprise Group, Inc.	23,264	1,888,106
Sempra	28,350	2,628,328
WEC Energy Group, Inc.	15,466	1,805,965
		$16,346,465

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Office REITs — 0.2%
BXP, Inc.	8,295	$ 550,042
Vornado Realty Trust	9,571	376,140
		$ 926,182
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	32,805	$ 1,593,339
		$ 1,593,339
Passenger Airlines — 0.7%
American Airlines Group, Inc.(1)	37,577	$ 679,017
Delta Air Lines, Inc.	28,853	2,702,372
Joby Aviation, Inc.(1)(2)	35,910	320,317
		$3,701,706
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	10,592	$836,238
Kenvue, Inc.	82,072	1,568,396
		$2,404,634
Pharmaceuticals — 0.9%
Corcept Therapeutics, Inc.(1)	4,795	$416,925
Elanco Animal Health, Inc.(1)	24,862	611,854
Jazz Pharmaceuticals PLC(1)	3,005	724,115
Royalty Pharma PLC, Class A	20,580	1,153,921
Zoetis, Inc.	20,326	1,460,626
		$4,367,441
Professional Services — 1.7%
Amentum Holdings, Inc.(1)	9,259	$191,384
Booz Allen Hamilton Holding Corp.	7,293	442,466
Broadridge Financial Solutions, Inc.	6,489	888,669
Equifax, Inc.	6,657	1,056,599
Genpact Ltd.	8,879	244,173
Parsons Corp.(1)	2,606	136,528
Paychex, Inc.	15,822	1,555,777
Paycom Software, Inc.	2,849	358,062
Paylocity Holding Corp.(1)	2,581	269,792
SS&C Technologies Holdings, Inc.	11,695	725,675
TransUnion	11,737	846,707
UL Solutions, Inc., Class A	4,750	483,835
Verisk Analytics, Inc.	6,999	1,256,530
		$8,456,197
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	13,809	$1,859,934
CoStar Group, Inc.(1)	24,731	700,382
Jones Lang LaSalle, Inc.(1)	2,390	740,781
Zillow Group, Inc., Class C(1)	11,544	363,867
		$3,664,964
Security	Shares	Value
Residential REITs — 1.6%
AvalonBay Communities, Inc.	7,306	$ 1,378,569
Camden Property Trust	4,886	559,398
Equity LifeStyle Properties, Inc.	9,992	643,984
Equity Residential	19,194	1,303,849
Essex Property Trust, Inc.	3,310	965,163
Invitation Homes, Inc.	30,623	925,121
Mid-America Apartment Communities, Inc.	5,998	833,362
Sun Communities, Inc.	6,331	759,150
UDR, Inc.	16,810	671,055
		$8,039,651
Retail REITs — 1.3%
Brixmor Property Group, Inc.	16,275	$513,151
Federal Realty Investment Trust	4,469	551,653
Kimco Realty Corp.	34,114	864,790
Kite Realty Group Trust	10,138	287,716
Macerich Co.	14,835	373,694
NNN REIT, Inc.	10,168	473,117
Phillips Edison & Co., Inc.	6,244	259,875
Realty Income Corp.	40,737	2,524,065
Regency Centers Corp.	9,477	755,696
		$6,603,757
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.(1)	7,085	$493,258
Amkor Technology, Inc.	7,019	605,248
Cirrus Logic, Inc.(1)	2,860	424,796
Enphase Energy, Inc.(1)	4,871	239,848
Entegris, Inc.	8,334	1,498,953
First Solar, Inc.(1)	4,164	982,538
FormFactor, Inc.(1)	4,379	700,334
Lattice Semiconductor Corp.(1)	7,599	1,162,343
MACOM Technology Solutions Holdings, Inc.(1)	3,592	1,366,289
Microchip Technology, Inc.	23,732	2,164,358
MKS, Inc.	3,245	1,443,376
ON Semiconductor Corp.(1)	17,385	1,643,578
Onto Innovation, Inc.(1)	2,786	1,054,362
Qorvo, Inc.(1)	4,953	461,966
Rambus, Inc.(1)	6,054	803,608
Semtech Corp.(1)	5,228	846,152
Silicon Laboratories, Inc.(1)	1,838	401,713
Skyworks Solutions, Inc.	8,481	575,012
Teradyne, Inc.	6,755	3,268,339
		$20,136,071
Software — 3.6%
AppFolio, Inc., Class A(1)	1,390	$222,887
Atlassian Corp., Class A(1)	8,896	692,020
Autodesk, Inc.(1)	9,447	1,836,686
Bentley Systems, Inc., Class B(2)	9,444	282,281

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Cipher Digital, Inc.(1)	19,008	$ 465,696
Core Scientific, Inc.(1)	17,075	436,949
Docusign, Inc.(1)	10,978	487,643
Dropbox, Inc., Class A(1)	8,802	241,791
Dynatrace, Inc.(1)	16,313	716,304
Elastic NV(1)	5,158	294,109
Fair Isaac Corp.(1)	1,137	1,358,465
Gen Digital, Inc.	30,663	763,202
Guidewire Software, Inc.(1)	4,770	586,948
HubSpot, Inc.(1)	2,797	510,480
Manhattan Associates, Inc.(1)	3,318	462,032
Nutanix, Inc., Class A(1)	14,895	759,049
PTC, Inc.(1)	6,499	738,351
Riot Platforms, Inc.(1)	19,718	539,879
Roper Technologies, Inc.	4,890	1,654,727
Samsara, Inc., Class A(1)	20,083	651,292
SentinelOne, Inc., Class A(1)	18,371	311,756
ServiceTitan, Inc., Class A(1)	3,240	229,100
Terawulf, Inc.(1)	19,447	480,341
Trimble, Inc.(1)	11,642	595,838
Tyler Technologies, Inc.(1)	2,371	693,423
Workday, Inc., Class A(1)	9,977	1,221,384
Zscaler, Inc.(1)	5,902	833,067
		$18,065,700
Specialized REITs — 2.0%
Crown Castle, Inc.	20,318	$1,538,682
CubeSmart	11,742	466,979
Extra Space Storage, Inc.	10,366	1,506,180
Iron Mountain, Inc.	13,885	1,753,814
National Storage Affiliates Trust	3,559	158,269
Outfront Media, Inc.	7,781	254,906
Public Storage	7,126	2,268,277
Rayonier, Inc.	12,489	265,766
SBA Communications Corp.	5,459	963,295
Weyerhaeuser Co.	30,132	721,360
		$9,897,528
Specialty Retail — 1.9%
AutoNation, Inc.(1)	1,071	$198,981
AutoZone, Inc.(1)	702	2,243,550
Best Buy Co., Inc.	8,658	656,969
Burlington Stores, Inc.(1)	2,686	850,925
CarMax, Inc.(1)	5,467	289,150
Dick's Sporting Goods, Inc.	2,738	621,006
Five Below, Inc.(1)	2,355	423,405
Floor & Decor Holdings, Inc., Class A(1)	4,178	248,006
GameStop Corp., Class A(1)	16,722	369,222
Gap, Inc.	9,146	170,847
Lithia Motors, Inc., Class A	982	285,261
Penske Automotive Group, Inc.	761	136,181
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	23,007	$ 727,251
Ulta Beauty, Inc.(1)	1,789	806,803
Urban Outfitters, Inc.(1)	2,542	180,126
Wayfair, Inc., Class A(1)	4,602	425,317
Williams-Sonoma, Inc.	4,948	1,153,379
		$ 9,786,379
Technology Hardware, Storage & Peripherals — 1.5%
Everpure, Inc., Class A(1)	16,391	$ 1,291,447
Hewlett Packard Enterprise Co.	57,403	2,589,450
HP, Inc.	47,829	1,049,368
IonQ, Inc.(1)(2)	18,880	1,005,549
NetApp, Inc.	9,453	1,462,946
		$7,398,760
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(1)	1,862	$224,632
Deckers Outdoor Corp.(1)	5,664	562,378
Levi Strauss & Co., Class A	4,426	109,898
lululemon Athletica, Inc.(1)	4,061	463,685
Ralph Lauren Corp.	1,615	648,277
Tapestry, Inc.	8,614	1,260,917
VF Corp.	16,731	279,073
		$3,548,860
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	1,836	$620,843
Core & Main, Inc., Class A(1)	9,689	467,494
Fastenal Co.	48,955	2,351,309
Ferguson Enterprises, Inc.	8,275	1,963,906
GATX Corp.	1,659	293,958
MSC Industrial Direct Co., Inc., Class A	2,012	239,327
QXO, Inc.(1)	37,490	647,827
Sunbelt Rentals Holdings, Inc.	20,111	1,504,504
W.W. Grainger, Inc.	1,891	2,572,517
Watsco, Inc.	1,767	736,362
WESCO International, Inc.	2,053	709,168
		$12,107,215
Water Utilities — 0.4%
American Water Works Co., Inc.	10,091	$1,327,774
Essential Utilities, Inc.	14,780	566,222
		$1,893,996
Total Common Stocks (identified cost $386,340,149)		$501,789,575

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Hologic, Inc., CVR, Exp. 9/25/27(1)(3)(4)	9,625	96
Total Rights (identified cost $2,748)		$ 2,748

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	886	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	951,719	$ 951,719
Total Affiliated Fund (identified cost $951,719)		$ 951,719
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	855,350	$ 855,350
Total Securities Lending Collateral (identified cost $855,350)		$ 855,350
Total Short-Term Investments (identified cost $1,807,069)		$ 1,807,069
Total Investments — 100.2% (identified cost $388,149,966)		$503,599,392
Other Assets, Less Liabilities — (0.2)%		$ (858,100)
Net Assets — 100.0%		$502,741,292

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $4,163,248 and the total market value of the collateral received by the Fund was $4,256,968, comprised of cash of $855,350 and U.S. government and/or agencies securities of $3,401,618.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,748, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Restricted Securities
Description	Acquisition Dates	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652
Hologic, Inc., CVR, Exp. 9/25/27	4/8/26	96
		$2,748

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $951,719, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$515,983	$43,805,708	$(43,369,972)	$ —	$ —	$951,719	$21,932	951,719

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$501,789,575(2)	$ —	$ —	$501,789,575
Rights	—	—	2,748	2,748
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	951,719	—	—	951,719
Securities Lending Collateral	855,350	—	—	855,350
Total Investments	$503,596,644	$ —	$2,748	$503,599,392

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.